Consolidated Statements of Members' Equity - USD ($) $ in Millions	Total	Accumulated Other Comprehensive (Loss) Income	Alight Holdings	Alight Holdings Common Class A Units	Alight Holdings Common Class A-1 Units	Alight Holdings Common Class B Units	Alight Holdings Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2019	$ 805	$ (25)		$ 804	$ 15	$ 11
Balance, units at Dec. 31, 2019				123,700	1,683	1,107
Comprehensive (loss) income, net of tax			$ (120)	$ (102)	$ (1)		$ (17)
Distribution of members' equity			(3)	(3)
Restricted share units vested, net of units withheld in lieu of taxes			(1)		$ (1)
Restricted share units vested, net of units withheld in lieu of taxes, units					172	717
Share repurchases			(3)		$ (2)	$ (1)
Unit repurchases					(55)	(88)
Share-based compensation expense			5		$ 1	$ 4
Balance at Dec. 31, 2020	683	(42)		$ 699	$ 12	$ 14
Balance, units at Dec. 31, 2020				123,700	1,800	1,736
Comprehensive (loss) income, net of tax			6	$ (25)			$ 31
Restricted share units vested, net of units withheld in lieu of taxes			(1)		$ (1)
Restricted share units vested, net of units withheld in lieu of taxes, units					92	441
Share repurchases			(2)		$ (1)	$ (1)
Unit repurchases					(75)	(89)
Share-based compensation expense			$ 5		$ 1	$ 4
Balance at Jun. 30, 2021	$ 691	$ (11)		$ 674	$ 11	$ 17
Balance, units at Jun. 30, 2021				123,700	1,817	2,088